Deferred Tax Assets and Liabilities - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 7,479	£ 7,517
Exchange adjustments	92	(191)
Credit / (charge) to profit and loss	3,010	1,407
Credit to equity	3,270	1,015
Acquisition	(5,187)	(2,269)
Ending balance	8,664	7,479
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(45)	(130)
Exchange adjustments	0	0
Credit / (charge) to profit and loss	(766)	85
Credit to equity	0	0
Acquisition	0	0
Ending balance	(811)	(45)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	899	867
Exchange adjustments	(86)	0
Credit / (charge) to profit and loss	2,174	32
Credit to equity	0	0
Acquisition	0	0
Ending balance	2,987	899
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8,885	6,854
Exchange adjustments	0	0
Credit / (charge) to profit and loss	988	1,016
Credit to equity	3,270	1,015
Acquisition	0	0
Ending balance	13,143	8,885
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,920)	(440)
Exchange adjustments	221	(167)
Credit / (charge) to profit and loss	915	344
Credit to equity	0	0
Acquisition	(4,926)	(2,657)
Ending balance	(6,710)	(2,920)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	660	366
Exchange adjustments	(43)	(24)
Credit / (charge) to profit and loss	(301)	(70)
Credit to equity	0	0
Acquisition	(261)	388
Ending balance	£ 55	£ 660